UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  March 31, 2011

Check here if Amendment [  ]; Amendment Number:
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Scoggin LLC
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form  13F  File  Number:  28-04329

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:      Craig Effron and Curtis Schenker
Title:     Principals
Phone:     212-355-5600

Signature,  Place,  and  Date  of  Signing:

/s/ Craig Effron          New York, NY          5/13/2011
----------------          ------------          -----------


/s/ Curtis Schenker       New York, NY          5/13/2011
-------------------       ------------          -----------
    [Signature]           [City, State]          [Date]


Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F  COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                              TITLE OF         CUSIP      VALUE    SHARES      SH/ PUT/  INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS                      (x$1000)  PRN AMT     PRN CALL  DSCRETN MANAGERS     SOLE   SHARED NONE
----------------------------- ---------------- --------- -------- -----------  --------------------------    -------------------
ACUITY BRANDS INC             COM              00508Y102    8,189     140,000  PUT       OTHER    01        140,000
AMR CORP                      COM              001765106    4,522     700,000  CALL      OTHER    01        700,000
BALL CORP                     COM              058498106   24,378     680,000  CALL      OTHER    01        680,000
BANK OF AMERICA CORPORATION   COM              060505104   38,124   2,860,000  CALL      OTHER    01      2,860,000
BARRICK GOLD CORP             COM              067901108   12,718     245,000  CALL      OTHER    01        245,000
BIG LOTS INC                  COM              089302103   30,401     700,000  CALL      OTHER    01        700,000
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108    7,474     418,000  CALL      OTHER    01        418,000
BP PLC                        SPONSORED ADR    055622104   30,898     700,000  CALL      OTHER    01        700,000
CAREFUSION CORP               COM              14170T101   49,970   1,772,000  SH        OTHER    01      1,772,000
CAREFUSION CORP               COM              14170T101    7,896     280,000  CALL      OTHER    01        280,000
CIT GROUP INC                 COM NEW          125581801   20,271     476,400  SH        OTHER    01        476,400
CIT GROUP INC                 COM NEW          125581801    5,787     136,000  CALL      OTHER    01        136,000
CITIGROUP INC                 COM              172967101   12,067   2,730,000  SH        OTHER    01      2,730,000
CVR ENERGY INC                COM              12662P108    3,817     164,803  SH        OTHER    01        164,803
DELL INC                      COM              24702R101    4,063     280,000  CALL      OTHER    01        280,000
DISCOVERY COMMUNICATNS NEW    COM SER C        25470F302    5,852     166,200  SH        OTHER    01        166,200
DOLLAR THRIFTY AUTOMOTIVE GP  COM              256743105    1,868      28,000  SH        OTHER    01         28,000
DST SYS INC DEL               COM              233326107   12,571     238,000  SH        OTHER    01        238,000
E TRADE FINANCIAL CORP        COM NEW          269246401   12,754     816,000  SH        OTHER    01        816,000
EL PASO CORP                  COM              28336L109   18,540   1,030,000  CALL      OTHER    01      1,030,000
ENSCO PLC                     SPONSORED ADR    29358Q109   26,884     464,800  SH        OTHER    01        464,800
EXCO RESOURCES INC            COM              269279402   14,462     700,000  SH        OTHER    01        700,000
FAMILY DLR STORES INC         COM              307000109   17,962     350,000  CALL      OTHER    01        350,000
FIRST SOLAR INC               COM              336433107   72,861     453,000  PUT       OTHER    01        453,000
FLAGSTAR BANCORP INC          COM NEW          337930507   10,200   6,800,000  SH        OTHER    01      6,800,000
FORTUNE BRANDS INC            COM              349631101   59,971     969,000  SH        OTHER    01        969,000
FORTUNE BRANDS INC            COM              349631101   43,323     700,000  PUT       OTHER    01        700,000
GENERAL MTRS CO               COM              37045V100   27,927     900,000  CALL      OTHER    01        900,000
GLOBAL X FDS                  GLB X URANIUM    37950E754    5,198     350,000  CALL      OTHER    01        350,000
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    1,269      45,000  SH        OTHER    01         45,000
GSI COMMERCE INC              COM              36238G102   13,933     476,000  SH        OTHER    01        476,000
HERTZ GLOBAL HOLDINGS INC     COM              42805T105   12,754     816,000  SH        OTHER    01        816,000
HEWLETT PACKARD CO            COM              428236103   11,472     280,000  SH        OTHER    01        280,000
HEWLETT PACKARD CO            COM              428236103   38,471     939,000  CALL      OTHER    01        939,000
IRON MTN INC                  COM              462846106    4,247     136,000  SH        OTHER    01        136,000
JPMORGAN CHASE & CO           COM              46625H100   27,383     594,000  SH        OTHER    01        594,000
KKR & CO L P DEL              COM UNITS        48248M102    3,446     210,000  CALL      OTHER    01        210,000
KOHLS CORP                    COM              500255104   14,851     280,000  CALL      OTHER    01        280,000
LUBRIZOL CORP                 COM              549271104  159,372   1,189,700  CALL      OTHER    01      1,189,700
LYONDELLBASELL INDUSTRIES N   SHS - A -        N53745100   34,409     870,000  CALL      OTHER    01        870,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589    2,628      67,000  SH        OTHER    01         67,000
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589   13,727     350,000  CALL      OTHER    01        350,000
MBIA INC                      COM              55262C100    5,321     530,000  PUT       OTHER    01        530,000
MELA SCIENCES INC             COM              55277R100      176      50,000  SH        OTHER    01         50,000
MI DEVS INC                   CL A SUB VTG     55304X104   24,082     831,000  SH        OTHER    01        831,000
MICROSOFT CORP                COM              594918104    8,556     337,000  SH        OTHER    01        337,000
MICROSOFT CORP                COM              594918104   17,773     700,000  CALL      OTHER    01        700,000
NOVAGOLD RES INC              COM NEW          66987E206   15,210   1,170,000  SH        OTHER    01      1,170,000
NOVAGOLD RES INC              COM NEW          66987E206    3,640     280,000  CALL      OTHER    01        280,000
NOVAGOLD RES INC              COM NEW          66987E206    1,820     140,000  PUT       OTHER    01        140,000
NYSE EURONEXT                 COM              629491101   12,310     350,000  CALL      OTHER    01        350,000
ODYSSEY MARINE EXPLORATION I  COM              676118102    1,690     548,746  SH        OTHER    01        548,746
PFIZER INC                    COM              717081103   36,749   1,809,400  SH        OTHER    01      1,809,400
PFIZER INC                    COM              717081103   56,868   2,800,000  CALL      OTHER    01      2,800,000
PROSHARES TR II               ULTRASHORT YEN   74347W858    9,111     560,000  SH        OTHER    01        560,000
RADWARE LTD                   ORD              M81873107    4,962     140,000  CALL      OTHER    01        140,000
RAMBUS INC DEL                COM              750917106    5,372     272,000  CALL      OTHER    01        272,000
SCOTTS MIRACLE GRO CO         CL A             810186106   17,507     302,628  SH        OTHER    01        302,628
SOLUTIA INC                   COM NEW          834376501    8,763     345,000  SH        OTHER    01        345,000
SPANSION INC                  COM CL A NEW     84649R200   17,006     910,858  SH        OTHER    01        910,858
SPDR GOLD TRUST               GOLD SHS         78463V107   29,371     210,000  CALL      OTHER    01        210,000
SPDR S&P 500 ETF TR           TR UNIT          78462F103  222,088   1,675,000  PUT       OTHER    01      1,675,000
SPRINT NEXTEL CORP            COM SER 1        852061100    4,733   1,020,000  SH        OTHER    01      1,020,000
TALECRIS BIOTHERAPEUTICS HLD  COM              874227101    9,380     350,000  SH        OTHER    01        350,000
TENET HEALTHCARE CORP         COM              88033G100   12,158   1,632,000  SH        OTHER    01      1,632,000
WILLIAMS COS INC DEL          COM              969457100   20,376     653,500  SH        OTHER    01        653,500
YAHOO INC                     COM              984332106   11,676     700,000  SH        OTHER    01        700,000
YAHOO INC                     COM              984332106   11,676     700,000  CALL      OTHER    01        700,000

                                           68           1,497,283

                             FORM 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:           1
Form  13F  Information  Table  Entry  Total:     68
Form 13F Information Table Value Total:          1,497,283
                                                (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.          Form 13F File Number          Name

01           28-04327                      S & E Partners, L.P.